Insurance contracts linked to pensions (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contracts that are assets	€ 67	€ 81	€ 93
Banco Santander, S.A.
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contracts that are assets	€ 67	€ 81	€ 93